OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2024	2023

Prepaid expenses	$6,505	$5,388
Government authorities	2,841	4,410
Advances to suppliers	2,703	3,102
Derivatives	110	539
Insurance receivables (*)	32,178	8,361
Other receivables	5,168	3,689

	$49,505	$25,489

(*) Related to bodily injury claims, see also note 11.